SEGMENT REPORTING (Narrative) (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
SEGMENT REPORTING [Abstract]
Number of Reportable Segments		4
Number of dealers		50
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	98.00%	98.00%
Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%